Nov. 30, 2023
Lord Abbett Floating Rate Fund
Accordingly, effective January 1, 2025, the Average Annual Total Returns table on page 11 of the Summary Prospectus and page 76 of the Prospectus is replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2023)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	10.11%	3.70%	3.29%	-
After Taxes on Distributions	6.47%	1.49%	1.19%	-
After Taxes on Distributions and Sale of Fund Shares	5.88%	1.85%	1.55%	-
Class C Shares(1)	11.07%	3.54%	2.88%	-
Class F Shares	12.76%	4.27%	3.63%	-
Class F3 Shares	12.93%	4.44%	-	3.74%	4/4/2017
Class I Shares	13.00%	4.40%	3.73%	-
Class R2 Shares	12.19%	3.78%	3.11%	-
Class R3 Shares	12.31%	3.86%	3.21%	-
Class R4 Shares	12.58%	4.12%	-	3.67%	6/30/2015
Class R5 Shares	12.86%	4.38%	-	3.94%	6/30/2015
Class R6 Shares	12.93%	4.44%	-	3.99%	6/30/2015
Index
Morningstar LSTA US Leveraged Loan Index(2) (reflects no deduction for fees, expenses, or taxes)	13.32%	5.80%	4.42%	4.67%	6/30/2015
				4.77%	4/4/2017
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	13.04%	5.56%	4.44%	4.64%	6/30/2015
				4.72%	4/4/2017
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%	1.45%	6/30/2015
				1.18%	4/4/2017

(1) Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.
(2) Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because Lord, Abbett & Co. LLC believes the Morningstar LSTA US Leveraged Loan Index will more closely reflect the Fund’s investment universe, as the publication, calculation and governance of the Credit Suisse Leveraged Loan Index is changing.